Shareholders' capital - Common Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Common Shares Rollforward
Beginning balance (in shares)	274,087,018	255,869,419
Public offering and subscription receipts (in shares)	43,470,000	12,938,457
Debt conversion, shares issued (in shares)	108,370,081	0
Dividend reinvestment plan (in shares)	3,905,848	2,322,618
Exercise of share-based awards	1,932,988	2,956,524
Ending balance (in shares)	431,765,935	274,087,018